Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Associated entities	€ 5,216	€ 5,682	€ 5,634
Joint venture entities	2,061	1,964	1,981
INVESTMENTS	7,277	7,646	7,615	€ 7,525
Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Joint venture entities	381	389	359
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Joint venture entities	356	362	356
U.C.I., S.A.
Disclosure of associates [line items]
Joint venture entities	325	349	416
Fortune Auto Finance Co., Ltd
Disclosure of associates [line items]
Joint venture entities	261	254	244
Hyundai Capital UK Limited
Disclosure of associates [line items]
Joint venture entities	249	205	223
Banco RCI Brasil S.A.
Disclosure of associates [line items]
Joint venture entities	94	92	95
Other companies
Disclosure of associates [line items]
Joint venture entities	395	313	288
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,803	1,621	1,653
Caceis (Notes 3 and 12)
Disclosure of associates [line items]
Associated entities	0	1,139	1,046
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Associated entities	884	936	916
Metrovacesa, S.A.
Disclosure of associates [line items]
Associated entities	841	899	979
CNP Santander
Disclosure of associates [line items]
Associated entities	397	423	406
Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Associated entities	€ 309	0	0
Percentage of voting equity interests acquired	20.00%
Other companies
Disclosure of associates [line items]
Associated entities	€ 982	€ 664	€ 634